Pension and Postretirement Benefit Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	$ 760
2014 Benefit Payments	784
2015 Benefit Payments	808
2016 Benefit Payments	831
2017 Benefit Payments	854
Following five years	4,566
International Qualified and Non-qualified Pension Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	211
2014 Benefit Payments	223
2015 Benefit Payments	236
2016 Benefit Payments	248
2017 Benefit Payments	256
Following five years	1,463
Postretirement Benefits
Future Pension and Postretirement Benefit Payments
2013 Benefit Payments	113
2014 Benefit Payments	126
2015 Benefit Payments	138
2016 Benefit Payments	153
2017 Benefit Payments	154
Following five years	$ 787